Document And Entity Information	Nov. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity Registrant Name	NetApp, Inc.
Entity Central Index Key	0001002047
Entity Emerging Growth Company	false
Securities Act File Number	0-27130
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0307520
Entity Address, Address Line One	3060 Olsen Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95128
City Area Code	(408)
Local Phone Number	822-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	NTAP
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One